UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22439

Grand Prix Investors Trust

 (Exact name of registrant as specified in charter)

42125 Shadow Hills Drive

Lancaster, CA 93536

(Address of principal executive offices)

(Zip code)

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Name and address of agent for service)

Registrant's telephone number, including area code: (859) 331-0500

Date of fiscal year end: June 30

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Grand Prix Investors Fund
	Schedule of Investments
	April 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 56.00%

Auto Parts - 0.67%
100	Tenneco, Inc.	$ 4,621

Beverages - 3.30%
280	Diageo Plc. ADR *	22,784

Chemicals-Major Diversified - 3.25%
395	EI DuPont de Nemours & Co.	22,432

Cigarettes - 2.82%
725	Altria Group, Inc.	19,459

Commercial Banks, NEC - 1.99%
600	Banco Santander S.A.	7,440
125	ICICI Bank ADR *	6,300
		13,740
Copper - 0.40%
50	Freeport-McMoran Copper & Gold, Inc.	2,751

Crude Petroleum & Natural Gas - 3.14%
150	Petroleo Brasileiro S.A. ADR *	5,600
250	Total S.A. ADR	16,057
		21,657
Electronic Computers - 5.08%
100	Apple, Inc. *	35,013

Farm Machinery & Equipment - 3.25%
230	Deere & Co.	22,425

Finance Services - 1.07%
150	American Expess Co.	7,362

Information Technology Services - 0.15%
20	Computer Sciences Corp.	1,019

Laboratory Analytical Instruments - 1.52%
370	Perkinelmer, Inc.	10,460

Motor Vehicles - 0.56%
200	Nissan Motor Co.	3,834

National Commercial Banks - 2.90%
1,000	UBS AG *	20,000

Networking & Communication Devices - 1.67%
300	Juniper Networks, Inc.	11,499

Oil & Gas Refining - 1.41%
200	Sinopec Shangai Petrochemical Co. Ltd. ADR *	9,754

Personal Products - 1.41%
150	Procter & Gamble Co.	9,735

Petroleum Refining - 3.19%
250	Exxon Mobil Corp.	21,995

Radio Telephone Communications - 1.48%
350	Vodafone Group Plc.	10,192

Railroads - 0.86%
75	CSX Corp.	5,902

Services-Business Services - 6.33%
400	Accenture Plc. Class A *	22,852
1,100	Blackstone Group, LP	20,834
		43,686
Services-Prepackaged Software - 1.40%
150	SAP AG	9,679

Telecommunication Services - 4.92%
310	Verizon Communications, Inc.	11,712
825	Telefonica S.A. ADR	22,242
		33,954
Telephone Communications (No Radio) - 3.24%
200	America Movil S.A.B. de C.V.	11,440
350	AT&T, Inc.	10,892
		22,332

TOTAL FOR COMMON STOCKS (Cost $361,851) - 56.00%		386,285

EXCHANGE TRADED FUNDS - 2.83%
125	SPDR Gold Trust *	19,046
10	Ishares Silver Trust *	469

TOTAL EXCHANGE TRADED FUNDS (Cost $17,320) - 2.83%		19,515

CALL OPTIONS - 0.39% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Chevron Corp.
500	June 2011 Call @ 105	2,700

	Exxon Mobil Corp.
700	June 2011 Call @ 85	2,464

	Total (Premiums Paid $5,037) - 0.39%	5,164

SHORT TERM INVESTMENTS - 40.94%
282,416	Fidelity Institutional Money Market Portfolio 0.25% **	282,416

TOTAL SHORT TERM INVESTMENTS (Cost $282,416) - 40.94%		282,416

TOTAL INVESTMENTS (Cost $666,624) - 100.52%		693,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52%)		(3,560)

NET ASSETS - 100.00%		$ 689,820

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Grand Prix Investors Fund

1. SECURITY TRANSACTIONS

At April 30, 2011, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $666,624, amounted to $26,756, which consisted of aggregate gross unrealized appreciation of $29,741 and aggregate gross unrealized depreciation of $2,985.

2. SECURITY VALUATIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$386,285	$0	$0	$386,285
Exchange Traded Funds	$19,515	$0	$0	$19,515
Call Options	$5,164	$0	$0	$5,164
Cash Equivalents	$282,416	$0	$0	$282,416
Total	$693,380	$0	$0	$693,380

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date June 29, 2011